INCOME TAXES - Summary of income (loss) by tax jurisdictions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Income from Mainland China operations	¥ 1,631,882		¥ 1,393,173	¥ 607,482
(Loss) from non-Mainland China operations	(84,700)		(65,483)	(21,648)
Income before income taxes and share of gain from equity method investments	¥ 1,547,182	$ 217,916	¥ 1,327,690	¥ 585,834